Seligman Funds

March 2, 2009

Mr. Brent Fields

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Seligman Cash Management Fund, Inc. (the “Fund”)
Post-Effective Amendment No. 45
File Nos. 002-56805, 811-02650

Seligman Income and Growth Fund, Inc. (the “Fund”)
Post-Effective Amendment No. 91
File Nos. 002-10837, 811-00525

Dear Mr. Fields:

Enclosed, please find copies of Post-Effective Amendment Nos. 45 and 91 (the “Filings”) to the registration statements on Form N-1A of each Fund filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”).

The Filings are being made pursuant to Rule 485(a)(1) of the 1933 Act to reflect: changes to the “Principal Investment Strategies” section of each Fund’s prospectuses and the change of control of J. & W. Seligman & Co. Incorporated (“Seligman”) as a result of Ameriprise Financial, Inc.’s acquisition of Seligman on November 7, 2008.

If you have any questions or comments, please contact the undersigned at (212) 850-1703.

Very truly yours,

/s/ Joseph D’Alessandro

Joseph D’Alessandro

Assistant Secretary

cc: Keith O’Connell